SUBSEQUENT EVENTS (Details) $ in Millions, $ in Millions	Feb. 28, 2019 USD ($)	Feb. 13, 2019 CAD ($)	Feb. 11, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Total debt obligations					$ 63,964	$ 37,991
Limited partners
Disclosure of non-adjusting events after reporting period [line items]
Contributed commitments			$ 405
BPR | Class A
Disclosure of non-adjusting events after reporting period [line items]
Contributed commitments			$ 95
Entering into significant commitments or contingent liabilities | BSREP III
Disclosure of non-adjusting events after reporting period [line items]
Consideration				$ 15,000
Contributed commitments				3,750
Entering into significant commitments or contingent liabilities | BPY | BSREP III
Disclosure of non-adjusting events after reporting period [line items]
Contributed commitments				1,000
Entering into significant commitments or contingent liabilities | Brookfield Asset Management | BSREP III
Disclosure of non-adjusting events after reporting period [line items]
Consideration				15,000
Contributed commitments				$ 2,750
Other related parties | Brookfield Asset Management
Disclosure of non-adjusting events after reporting period [line items]
Deposits	$ 1,000
Issuance of debt | Subsidiary borrowings
Disclosure of non-adjusting events after reporting period [line items]
Total debt obligations		$ 350
Interest rate (percent)		4.30%